Balance Sheet (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2025	Dec. 31, 2024
DT Cloud Acquisition Corporation [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	1,725,000	2,063,000	2,063,000
Ordinary shares, shares outstanding	1,725,000	2,063,000	2,063,000
Temporary equity, shares issued	0	5,031,633	6,900,000
Temporary equity, shares outstanding	0	5,031,633	6,900,000
Temporary equity, redemption price per share	$ 0	$ 10.66	$ 10.48
Subject to possible redemption, number of shares	0	5,031,633	6,900,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary share subject to forfeiture	225,000